Financial Highlights (Financial Performance Total Expenses) (Details) (Trading [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A [Member]
Ratios to average net assets:
Trading income (loss)	(17.28%)	(10.32%)	(2.10%)
Expenses:
Expenses, less incentive fees	(9.15%)	(9.30%)	(8.10%)
Less incentive fee allocations	(0.11%)	(0.38%)	(0.51%)
Total expenses	(9.26%)	(9.68%)	(8.61%)
Class B [Member]
Ratios to average net assets:
Trading income (loss)	(15.40%)	(7.94%)	1.01%
Expenses:
Expenses, less incentive fees	(7.19%)	(7.34%)	(6.19%)
Less incentive fee allocations	(0.11%)	(0.34%)	(0.64%)
Total expenses	(7.30%)	(7.68%)	(6.83%)